Short-term investments (Tables)	12 Months Ended
Dec. 31, 2016
Short-term Investments [Abstract]
Schedule of short-term investments	Short-term investments consisted of the following:
	As of December 31,
	2015	2016
	RMB	RMB
Variable-rate financial instruments	190,590	833,480
Available-for-sale securities	77,060	—
Total	267,650	833,480